UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2013

Date of reporting period:  November 30, 2012

Item 1. Schedule of Investments.

Collins Alternative Solutions Fund
Schedule of Investments
November 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 21.25%
Beverage and Tobacco Product Manufacturing - 0.28%
Reynolds American, Inc. (e)	1,765	$77,166
Chemical Manufacturing - 1.48%
Abbott Laboratories (e)	1,245	80,925
Aptargroup, Inc. (e)	1,607	76,605
Ecolab, Inc. (e)	1,273	91,758
Huntsman Corp. (e)	4,300	70,692
Johnson & Johnson (e)	1,212	84,513
		404,493
Clothing and Clothing Accessories Stores - 0.28%
Nordstrom, Inc. (e)	1,412	76,375
Computer and Electronic Product Manufacturing - 1.83%
Danaher Corp. (e)	3,575	192,943
Harris Corp. (e)	1,752	82,572
L-3 Communications Holdings, Inc. (e)	1,825	140,251
Raytheon Co. (e)	1,448	82,724
		498,490
Credit Intermediation and Related Activities - 0.55%
Bank of Montreal (f)	1,227	73,657
Commerce Bancshares, Inc. (e)	2,136	76,415
		150,072
Electrical Equipment, Appliance, and Component Manufacturing - 0.29%
Emerson Electric Co. (e)	1,606	80,669
Food Manufacturing - 0.96%
General Mills, Inc. (e)	2,081	85,300
Kellogg Co. (e)	1,614	89,512
McCormick & Co, Inc. (e)	1,335	86,188
		261,000
Food Services and Drinking Places - 0.29%
McDonald's Corp. (e)	911	79,293
General Merchandise Stores - 0.32%
Costco Wholesale Corp. (e)	833	86,624
Health and Personal Care Stores - 0.07%
Rite Aid Corp. (a)	19,850	20,049
Insurance Carriers and Related Activities - 0.65%
Aflac, Inc. (e)	1,768	93,686
Brown & Brown, Inc. (e)	3,119	83,714
		177,400
Machinery Manufacturing - 1.13%
Dover Corp. (e)	1,175	74,718
Illinois Tool Works, Inc. (e)	1,371	84,413
Martin Marietta Materials, Inc. (e)	1,650	148,500
		307,631
Merchant Wholesalers, Durable Goods - 0.54%
American Axle & Manufacturing Holdings, Inc. (a)(e)	6,875	71,912
WW Grainger, Inc. (e)	395	76,638
		148,550
Merchant Wholesalers, Nondurable Goods - 0.93%
Procter & Gamble Co. (e)	1,218	85,053
Sigma-Aldrich Corp. (e)	1,150	83,398
Sysco Corp. (e)	2,697	85,360
		253,811
Miscellaneous Manufacturing - 0.34%
Baxter International, Inc. (e)	1,388	91,983
Oil and Gas Extraction - 3.12%
Approach Resources, Inc. (a)(e)	2,475	58,138
Comstock Resources, Inc. (a)(e)	5,275	86,510
Contango Oil & Gas Co. (a)	600	24,594
Devon Energy Corp. (e)	1,800	93,006
Marathon Oil Corp.	3,925	121,086
Newfield Exploration Co. (a)	2,750	66,935
PDC Energy, Inc. (a)(e)	3,225	115,713
Pioneer Natural Resources Co. (e)	650	69,550
Quicksilver Resources, Inc. (a)	7,650	24,251
Rex Energy Corp. (a)(e)	7,825	102,899
Suncor Energy, Inc. (e)(f)	2,725	88,862
		851,544

Paper Manufacturing - 0.44%
Sealed Air Corp. (e)	7,175	120,684
Petroleum and Coal Products Manufacturing - 1.80%
Chevron Corp. (e)	726	76,731
ConocoPhillips (e)	1,438	81,880
Exxon Mobil Corp. (e)	2,025	178,483
HollyFrontier Corp. (e)	3,425	155,255
		492,349
Professional, Scientific, and Technical Services - 0.30%
FactSet Research Systems, Inc. (e)	886	81,858
Publishing Industries (except Internet) - 0.26%
Microsoft Corp. (e)	2,649	70,516
Rail Transportation - 0.25%
Norfolk Southern Corp. (e)	1,123	67,807
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.35%
Eaton Vance Corp. (e)	3,021	96,310
Support Activities for Mining - 0.50%
Weatherford International Ltd. (a)(e)(f)	13,000	135,330
Telecommunications - 0.59%
AT&T, Inc. (e)	2,225	75,939
Verizon Communications, Inc. (e)	1,910	84,269
		160,208
Transportation Equipment Manufacturing - 2.20%
Ford Motor Co. (e)	14,050	160,873
Lockheed Martin Corp. (e)	895	83,503
Oshkosh Corp. (a)(e)	1,400	41,090
Polaris Industries, Inc. (e)	1,089	92,358
Triumph Group, Inc. (e)	2,125	139,421
United Technologies Corp. (e)	1,023	81,953
		599,198
Utilities - 1.19%
Entergy Corp. (e)	1,202	76,375
National Fuel Gas Co. (e)	1,637	85,255
Northeast Utilities (e)	2,168	83,988
Southern Co. (e)	1,805	78,608
		324,226
Wholesale Electronic Markets and Agents and Brokers - 0.31%
Genuine Parts Co. (e)	1,293	84,161
TOTAL COMMON STOCKS (Cost $5,439,653)		5,797,797

	Principal
	Amount	Value
CORPORATE BONDS - 10.34%
Clothing and Clothing Accessories Stores - 1.78%
Burlington Coat Factory Warehouse Corp.
10.000%, 02/15/2019 (e)	19,000	20,900
Claire's Stores, Inc.
8.875%, 03/15/2019	164,000	153,750
9.000%, 03/15/2019(b)(e)	290,000	309,937
		484,587
Computer and Electronic Product Manufacturing - 0.50%
CDW LLC
12.535%, 10/12/2017	128,000	137,600
Construction of Buildings - 0.56%
DR Horton, Inc.
6.875%, 05/01/2013	151,000	154,020
Data Processing, Hosting and Related Services - 0.56%
Level 3 Financing, Inc.
8.625%, 07/15/2020	139,000	151,684
Food and Beverage Stores - 0.63%
Tops Holding Corp.
10.125%, 10/15/2015	163,000	172,271
Funds, Trusts, and Other Financial Vehicles - 0.93%
Prospect Capital Corp.
5.375%, 10/15/2017 (b)	250,000	252,656
Health and Personal Care Stores - 0.70%
Rite Aid Corp.
6.875%, 08/15/2013	53,000	54,656
9.500%, 06/15/2017 (e)	132,000	136,620
		191,276
Motion Picture and Sound Recording Industries - 0.75%
AMC Entertainment, Inc.
9.750%, 12/01/2020 (e)	181,000	204,530

Paper Manufacturing - 0.67%
Neenah Paper, Inc.
7.375%, 11/15/2014 (e)	182,211	183,578
Real Estate - 2.14%
Forest City Enterprises, Inc.
3.625%, 10/15/2014(b)(e)	200,000	226,750
Realogy Group LLC
11.500%, 04/15/2017	328,000	356,700
		583,450
Telecommunications - 0.42%
Intelsat Jackson Holdings SA
7.250%, 10/15/2020 (b)	108,000	115,560
Wood Product Manufacturing - 0.70%
Ply Gem Industries, Inc.
9.375%, 04/15/2017 (b)	180,000	190,350
TOTAL CORPORATE BONDS (Cost $2,764,394)		2,821,562

CONVERTIBLE BONDS - 19.06%
Administrative and Support Services - 1.52%
CBIZ, Inc.
4.875%, 10/01/2015(b)(e)	200,000	206,500
Sotheby's
3.125%, 06/15/2013 (e)	200,000	208,250
		414,750
Broadcasting (except Internet) - 1.06%
Liberty Interactive LLC
3.125%, 03/30/2023 (e)	200,000	288,000
Chemical Manufacturing - 2.54%
Gilead Sciences, Inc.
1.000%, 05/01/2014 (e)	250,000	418,750
PDL BioPharma, Inc.
2.875%, 02/15/2015 (e)	200,000	273,875
		692,625
Computer and Electronic Product Manufacturing - 1.59%
NetApp, Inc.
1.750%, 06/01/2013 (e)	200,000	219,250
Vishay Intertechnology, Inc.
2.250%, 11/15/2040(b)	250,000	215,625
		434,875
Construction of Buildings - 1.06%
Lennar Corp.
2.000%, 12/01/2020 (b)(e)	200,000	288,000
Electrical Equipment, Appliance, and Component Manufacturing - 0.97%
General Cable Corp.
4.500%, 11/15/2029 (e)	250,000	263,750

Food Manufacturing - 1.90%
Smithfield Foods, Inc.
4.000%, 06/30/2013 (e)	200,000	218,875
Tyson Foods, Inc.
3.250%, 10/15/2013	250,000	300,938
		519,813
Funds, Trusts, and Other Financial Vehicles - 1.81%
Host Hotels & Resorts LP
2.500%, 10/15/2029(b)(e)	200,000	252,250
National Retail Properties, Inc.
5.125%, 06/15/2028 (e)	200,000	242,875
		495,125
Health and Personal Care Stores - 0.92%
Omnicare, Inc.
3.750%, 04/01/2042 (e)	250,000	252,500
Insurance Carriers and Related Activities - 0.83%
American Equity Investment Life Holding Co.
3.500%, 09/15/2015 (b)(e)	200,000	225,875
Management of Companies and Enterprises - 0.91%
Covanta Holding Corp.
3.250%, 06/01/2014 (e)	200,000	249,500
Miscellaneous Manufacturing - 0.93%
Teleflex, Inc.
3.875%, 08/01/2017	200,000	252,750
Professional, Scientific, and Technical Services - 1.01%
CACI International, Inc.
2.125%, 05/01/2014 (e)	250,000	274,531
Publishing Industries (except Internet) - 0.80%
Symantec Corp.
1.000%, 06/15/2013 (e)	200,000	218,375
Telecommunications - 1.21%
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (b)(e)	200,000	329,875
TOTAL CONVERTIBLE BONDS (Cost $4,661,373)		5,200,344

	Shares
CONVERTIBLE PREFERRED STOCKS - 1.53%
Air Transportation - 0.62%
Continental Airlines Finance Trust II (a)(e)	5,000	168,125
Merchant Wholesalers, Nondurable Goods - 0.83%
Universal Corp. (e)	200	227,425
Rental and Leasing Services - 0.08%
United Rentals Trust I (a)(e)	402	21,469
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $410,072)		417,019

EXCHANGE-TRADED FUNDS - 11.63%
Funds, Trusts, and Other Financial Vehicles - 11.63%
iShares Barclays 1-3 Year Credit Bond Fund (e)	2,930	309,056
iShares Barclays 1-3 Year Treasury Bond Fund (e)	3,470	293,007
iShares Barclays MBS Bond Fund (e)	9,384	1,016,663
iShares Floating Rate Note Fund (e)	11,826	597,331
iShares iBoxx $ High Yield Corporate Bond Fund	6,419	597,288
Market Vectors High Yield Municipal Index ETF (e)	1,927	64,670
PIMCO 0-5 Year High Yield Corporate Bond Index Fund (e)	2,889	295,545
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,145,801)		3,173,560

	Contracts
PURCHASED OPTIONS - 0.36%
Call Options - 0.01%
S&P 500 Index
Expiration: December 2012, Exercise Price $1,475.00	23	3,220
Expiration: December 2012, Exercise Price $1,700.00	16	40
Expiration: December 2012, Exercise Price $1,725.00	7	35
Expiration: January 2013, Exercise Price $1,725.00	7	35
		3,330

Put Options - 0.35%
Euro / Polish Zloty
Expiration: December 2012, Exercise Price 4.052	1,160,000	2,349
Euro / Romanian New Lei
Expiration: February 2013, Exercise Price 4.48	580,000	4,530
S&P 500 Emini
Expiration: March 2013, Exercise Price $1,360.00	8	12,200
S&P 500 Index
Expiration: December 2012, Exercise Price $1,225.00	7	385
Expiration: December 2012, Exercise Price $1,250.00	8	560
Expiration: December 2012, Exercise Price $1,275.00	8	800
Expiration: January 2013, Exercise Price $1,250.00	7	1,960
SPDR S&P 500 ETF Trust
Expiration: March 2013, Exercise Price $115.00	65	3,185
Expiration: December 2013, Exercise Price $115.00	145	54,955
Expiration: December 2013, Exercise Price $120.00	20	9,440
US Dollar / Philippine Peso
Expiration: December 2012, Exercise Price 41.00	580,000	4,773
		95,137
TOTAL PURCHASED OPTIONS (Cost $225,935)		98,467

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 29.68%
Money Market Funds - 29.68%
Fidelity Institutional Money Market Portfolio, 0.144% (c)(d)(e)	$4,049,904	4,049,904
STIT - Liquid Assets Portfolio, 0.160% (c)(e)	4,049,915	4,049,915
TOTAL SHORT-TERM INVESTMENTS (Cost $8,099,819)		8,099,819
Total Investments (Cost $24,747,047) - 93.85%	25,608,568
Other Assets in Excess of Liabilities - 6.15%	1,678,629
TOTAL NET ASSETS - 100.00%		$27,287,197

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes a 144A security that is either fully or partially restricted to resale. The aggregate value of restricted securities at November 30, 2012, was $2,613,379 which represented 9.6% of net assets.
(c)	Variable rate security. The rate shown is as of November 30, 2012.
(d)	Rate shown is the effective yield based on purchase price. the calculation assumes the security is held to maturity.
(e)	All or a portion of this security is pledged as collateral for written options and amounts due to broker.
(f)	Foreign issued security.

Collins Alternative Solutions Fund
Schedule of Securities Sold Short
November 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS
American Equity Investment Life Holding Co.	10,200	$117,606
AOL, Inc. (1)	300	11,256
Apache Corp.	1,250	96,363
Baker Hughes, Inc.	3,100	133,765
BorgWarner, Inc. (1)	2,500	165,750
CACI International, Inc. (1)	2,500	127,875
Carrizo Oil & Gas, Inc. (1)	2,325	48,244
Caterpillar, Inc.	1,425	121,467
CBIZ, Inc. (1)	14,800	85,988
Chevron Corp.	1,025	108,332
Continental Resources, Inc. (1)	2,325	159,727
Covanta Holding Corp.	9,200	173,696
Dow Chemical Co.	4,725	142,648
Eaton Corp.	3,600	187,776
Emerson Electric Co.	2,375	119,296
Forest City Enterprises, Inc. (1)	9,400	141,470
General Cable Corp. (1)	5,600	160,776
Gilead Sciences, Inc. (1)	5,300	397,500
Halcon Resources Corp. (1)	15,200	93,936
Kennametal, Inc.	1,925	73,381
Lennar Corp.	6,100	232,044
NetApp, Inc. (1)	3,200	101,472
Northern Oil & Gas, Inc. (1)	5,425	85,173
Northrop Grumman Corp.	2,525	168,417
Omnicare, Inc.	5,100	184,824
PDL BioPharma, Inc.	29,900	236,210
Rockwell Collins, Inc.	2,150	122,937
Royal Dutch Shell PLC - ADR	2,025	135,614
Sherwin Williams Co.	475	72,447
Sirius XM Radio, Inc. (1)	88,500	246,030
Smithfield Foods, Inc. (1)	4,000	89,480
Sotheby's	2,000	57,720
Symantec Corp. (1)	4,900	91,924
Teleflex, Inc.	2,300	159,160
Time Warner Cable, Inc.	900	85,401
Time Warner, Inc.	3,600	170,280
Tyson Foods, Inc.	10,700	205,119
United Continental Holdings, Inc. (1)	2,600	52,572
United Rentals, Inc. (1)	300	12,459
Universal Corp.	3,500	174,650
Valero Energy Corp.	4,725	152,429
Vishay Intertechnology, Inc. (1)	15,600	151,320
Host Hotels & Resorts, Inc.	10,200	149,838
National Retail Properties, Inc.	7,500	230,400
TOTAL COMMON STOCKS ($5,647,162)		6,034,772

		Principal
		Amount	Value
CORPORATE BONDS
Nonmetallic Mineral Product Manufacturing
Reynolds Group Issuer LLC
9.875%, 08/15/2019		$240,000	255,600
TOTAL CORPORATE BONDS (Proceeds $248,588)			255,600
Total Securities Sold Short (Proceeds $5,895,750)			$6,290,372

ADR	American Depositary Receipt
(1)	Non-income producing security.

Collins Alternative Solutions Fund
Schedule of Options Written
November 30, 2012 (Unaudited)

CALL OPTIONS
Euro / Polish Zloty
Expiration: December 2012, Exercise Price 4.20	580,000	1,153
Euro / Romanian New Lei
Expiration: February 2013, Exercise Price 4.60	580,000	9,900
S&P 500 Index
Expiration: December 2012, Exercise Price $1,375.00	8	39,200
Expiration: December 2012, Exercise Price $1,400.00	8	22,800
Expiration: January 2013, Exercise Price $1,400.00	7	26,250
Expiration: June 2013, Exercise Price $1,550.00	3	3,480
Expiration: December 2013, Exercise Price $1,550.00	18	57,240
S&P 500 Emini
Expiration: March 2013, Exercise Price $1,520.00	8	2,400
US Dollar / Philippine Peso
Expiration: December 2012, Exercise Price 41.50	580,000	974
		163,397
PUT OPTIONS
S&P 500 Index
Expiration: December 2012, Exercise Price $1,375.00	8	6,080
Expiration: December 2012, Exercise Price $1,400.00	8	11,200
Expiration: January 2013, Exercise Price $1,400.00	7	17,500
S&P 500 Emini
Expiration: March 2013, Exercise Price $1,280.00	8	5,800
		40,580
Total Options Written (Premiums Received $252,997)		$203,977

Collins Alternative Solutions Fund
Schedule of Open Futures Contracts
November 30, 2012 (Unaudited)

Description	Number of Contracts Sold	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
Corn Future	1	$37,637	Mar-13	$546
Soybean Future	1	71,625	Mar-13	9,844
Wheat Future	1	43,175	Mar-13	1,158
Total Futures Contracts Sold		$152,437		$11,548

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
Gold 100 OZ Future	2	$342,540	Feb-13	$(3,809)
Silver Future	1	166,395	Mar-13	(4,299)
Total Futures Contracts Purchased		$508,935		$(8,108)

Collins Alternative Solutions Fund
Schedule of Open Forward Currency Contracts
November 30, 2012 (Unaudited)

		Contract	Fair	Net
	Settlement	Amount	Value	Unrealized
Purchase Contracts:	Date	(USD)	(USD)	(USD)
5,380,000 AUD	1/18/2013	5,594,477	5,592,457	(2,020)
5,672,847 BRL	12/4/2012	2,700,000	2,653,088	(46,912)
1,274,820 BRL	2/4/2013	600,000	590,900	(9,100)
3,919,250 EGP	4/1/2013	610,000	614,789	4,789
580,000 EUR	1/18/2013	748,319	754,711	6,392
12,409,400 EUR	1/18/2013	15,970,512	16,147,441	176,929
120,000 EUR	1/18/2013	156,065	156,147	82
1,180,000 GBP	1/18/2013	1,888,349	1,890,340	1,991
882,450,000 IDR	5/29/2013	90,000	89,968	(32)
2,478,313 ILS	1/18/2013	640,000	648,317	8,317
66,780,000 INR	12/3/2012	1,200,000	1,226,961	26,961
16,765,850 INR	1/18/2013	305,000	305,384	384
472,206,640 JPY	1/18/2013	5,852,923	5,731,323	(121,600)
48,656,909 JPY	1/18/2013	600,000	590,564	(9,436)
19,295,984 MXN	1/18/2013	1,477,500	1,484,905	7,405
13,343,284 NOK	1/18/2013	2,320,000	2,351,201	31,201
1,800,000 NZD	1/18/2013	1,459,073	1,472,850	13,777
2,417,418 PLN	1/18/2013	759,132	763,010	3,878
19,172,300 RUB	1/18/2013	610,000	616,158	6,158
6,552,541 TRY	1/18/2013	3,596,000	3,644,383	48,383
10,244,618 ZAR	1/18/2013	1,227,500	1,143,706	(83,794)
Total Purchase Contracts				63,753

Sale Contracts:
5,680,000 AUD	1/18/2013	(5,852,923)	(5,904,303)	(51,380)
5,664,000 BRL	12/4/2012	(2,700,000)	(2,648,950)	51,050
146,475,000 CLP	1/18/2013	(300,000)	(302,558)	(2,558)
3,020,780 CZK	1/18/2013	(156,065)	(155,709)	356
2,177,000 EGP	3/4/2013	(330,000)	(344,822)	(14,822)
1,982,400 EGP	5/8/2013	(280,000)	(307,050)	(27,050)
580,000 EUR	1/18/2013	(759,132)	(754,711)	4,421
12,086,200 EUR	1/18/2013	(15,608,426)	(15,726,885)	(118,459)
1,160,000 GBP	1/18/2013	(1,860,049)	(1,858,301)	1,748
882,450,004 IDR	5/29/2013	(90,092)	(89,968)	124
4,849,809 ILS	1/18/2013	(1,220,000)	(1,268,691)	(48,691)
66,780,000 INR	12/3/2012	(1,232,055)	(1,226,961)	5,094
831,000 INR	1/18/2013	(15,000)	(15,136)	(136)
443,702,156 JPY	1/18/2013	(5,594,477)	(5,385,355)	209,122
121,196,983 JPY	1/18/2013	(1,500,000)	(1,471,007)	28,993
1,977,185 MXN	1/18/2013	(152,500)	(152,152)	348
13,341,454 NOK	1/18/2013	(2,320,000)	(2,350,878)	(30,878)
1,800,000 NZD	1/18/2013	(1,463,906)	(1,472,850)	(8,944)
2,414,388 PLN	1/18/2013	(748,319)	(762,054)	(13,735)
960,900 RUB	1/18/2013	(30,000)	(30,881)	(881)
6,527,379 TRY	1/18/2013	(3,596,000)	(3,630,388)	(34,388)
13,950,262 ZAR	1/18/2013	(1,662,500)	(1,557,403)	105,097
Total Sales Contracts				54,431
Net Value of Outstanding Forward Currency Contracts				$118,184

Collins Alternative Solutions Fund
Schedule of Interest Rate Swaps
November 30, 2012 (Unaudited)

						Unrealized
		Pay/Receive		Expiration	Notional	Appreciation/
Counterparty	Reference Entity	Fixed Rate	Fixed Rate	Date	Amount	(Depreciation)
Citibank N.A.	Brazilian Real (BRL)	Pay	(7.90)%	1/2/2015	3,056,620	$(2,090)
Citibank N.A.	Brazilian Real (BRL)	Pay	(8.36)%	1/2/2015	5,307,000	(29,170)
Citibank N.A.	Polish Zloty (PLN)	Pay	(4.16)%	12/10/2013	10,675,000	(12,824)
						$(44,084)

Collins Alternative Solutions Fund
Schedule of Credit Default Swaps
November 30, 2012 (Unaudited)

						Unrealized
		Expiration	Interest Rate	Notional	Premium	Appreciation/
Counterparty	Reference Entity	Date	Paid	Amount	Paid	(Depreciation)
Citibank N.A.	Avon Products, Inc. 6.500%, 3/01/2019	9/20/2017	(1.00)%	$350,000	$318,115	$(2,897)
Citibank N.A.	Best Buy Co. 5.500%, 3/15/2021	9/20/2017	(1.00)%	387,000	107,649	25,320
Citibank N.A.	J.C. Penney Co., Inc. 6.375%, 10/15/2036	9/20/2017	(1.00)%	484,000	131,637	19,097
				$1,221,000	$557,401	$41,520

Collins Alternative Solutions Fund
Schedule of Currency Swaps
November 30, 2012 (Unaudited)

						Unrealized
		Pay/Receive		Expiration	Notional	Appreciation/
Counterparty	Reference Entity	Fixed Rate	Fixed Rate	Date	Amount	(Depreciation)
Citibank N.A.	Australian Dollar (AUD)	Pay	(9.90)%	4/25/2013	11,600	(21,362)

The cost basis of investments for federal income tax purposes at November 30, 2012.
was as follows*:

Cost of investments	$24,747,047
Gross unrealized appreciation on futures	11,548
Gross unrealized appreciation on forwards	797,698
Gross unrealized appreciation on swaps	47,263
Gross unrealized appreciation on investments	1,158,258
Gross unrealized appreciation on short positions	147,570
Gross unrealized appreciation on options	71,341
Gross unrealized depreciation on futures	(8,108)
Gross unrealized depreciation on forwards	(679,514)
Gross unrealized depreciation on swaps	(71,189)
Gross unrealized depreciation on investments	(169,269)
Gross unrealized depreciation on short positions	(542,192)
Gross unrealized depreciation on options	(149,789)
Net unrealized appreciation	$613,617

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated February 28, 2013.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.
The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Collins Alternative Solutions Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation through absolute returns while maintaining a low correlation over time with major equity and bond markets. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.
The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on April 30, 2012.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When a security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).
NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Futures contracts are valued at the last sale price at the closing of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and asked prices as of the close of such exchange of board of trade. Swap agreements are priced by an approved independent pricing service. Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer;
general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase;
trading activity and prices of similar securities or financial instruments.

GAAP requires enhanced disclosures about the Fund's derivative activities, including how such activities are accounted for and their effect on the Fund's financial position and results of operations. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund enters into written call options to hedge against changes in the value of equities.
The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Fund may also purchase put options to provide protection against adverse price effects from anticipated changes in prices of securities
The Fund may purchase and write call and put options on securities and indices and enter into related closing transactions. As a holder of a call option, the
Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the
Fund has the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund have the obligation to buy the underlying security at the exercise price during the exercise period. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium is deducted from the cost basis of the security purchased. The Fund, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option. When purchasing options, the Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss. If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Fund has a realized gain or loss.

The Fund may enter into futures contracts traded on domestic exchanges, including stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index.
As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time. Futures contracts also expose the Fund to counterparty credit risk. The Fund will not enter into these contracts unless they own either 1) an offsetting position in the securities or 2) cash and liquid assets with a value marked-to-market daily, sufficient to cover their potential obligations.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into various swap transactions for investment purposes to manage equity risk. These would be two-party contracts entered into primarily to exchange the returns
(or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.
The Fund amortizes upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.

The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty counterparty over the contract’s remaining life, to the extent that amount is positive.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.
Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the
Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.
The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of the securities investment sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the this schedule of investments.
The Fund is liable for any dividends or interest payable on securities while those securities are in a short position.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820
(“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Other	Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the best tax basis by comparing original cost of the security lot sold with the net sale proceeds. Dividend income and expense, less foreign withholding tax, is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Summary of Fair Value Exposure at November 30, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Novmeber 30, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks1	$5,797,797	$-	$-	$5,797,797
Convertible Preferred Stocks1	-	417,019	-	417,019
Exchange-Traded Funds	3,173,560	-	-	3,173,560
Total Equity	$8,971,357	$417,019	$-	$9,388,376

Fixed Income
Corporate Bonds1	$-	$2,821,562	$-	$2,821,562
Convertible Bonds1	-	5,200,344	-	5,200,344
Total Fixed Income	$-	$8,021,906	$-	$8,021,906

Derivative
Purchased Options	98,467	-	-	98,467
Total Derivative	98,467			98,467

Short-Term Investments	8,099,819	-	-	8,099,819

Total Investments in Securities	$17,169,643	$8,438,925	$-	$25,608,568

Short Sales
Common Stocks	$6,034,772	$-	$-	$6,034,772
Corporate Bonds		$255,600		$255,600
Total Short Sales	$6,034,772	$255,600	$-	$6,290,372

Other Financial Instruments*	$146,718	$-	$-	$146,718

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures contracts, forward contracts and swap contracts which are reflected at the net unrealized appreciation (depreciation) on the instruments.

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and 2 as of November 30, 2012.

The Fund held no Level 3 securities during the period ended November 30, 2012.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2012 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

1 For further breakdown of securities by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2012 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$86,815	Written options, at value	$191,950
Foreign Exchange Contracts - Options	Investments, at value	11,652	Written options, at value	12,027
Commodity Contracts - Futures	Net assets- Unrealized appreciation*	11,548	Net assets- Unrealized depreciation*	8,108
Foreign Exchange Contracts - Forward Currency Contracts	Appreciation on forward currency exchange contracts	743,000	Depreciation on forward currency exchange contracts	624,816
Volatility Contracts - Swaps	Appreciation on open swap contracts	-	Depreciation on open swap contracts	21,362
Interest Rate Contracts - Swaps	Appreciation on open swap contracts	-	Depreciation on open swap contracts	44,084
Credit Contracts - Swaps	Appreciation on open swap contracts	44,417	Depreciation on open swap contracts	2,897

Total		$897,432		$905,244

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

The effect of derivative instruments on the income for the period April 30, 2012 through November 30,2012 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Interest Rate Contracts	$-	$-	$248	$3,750	$-	$3,998
Foreign Exchange Contracts	(147,838)	14,330		-	264,567	131,059
Commodity Contracts	-	-	21,597	-	-	21,597
Equity Contracts	(52,918)	175,701	(17,248)	-	-	105,535
Credit Contracts	-	-		(12,432)	-	(12,432)
Total	$(200,756)	$190,031	$4,597	$(8,682)	$264,567	$249,757

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Interest Rate Contracts	$-	$-	$-	$(44,084)	$-	$(44,084)
Foreign Exchange Contracts	-	-	-	-	118,184	123,413
Volatility Contracts	-	-	-	(21,632)	-	(21,632)
Commodity Contracts	-	-	3,440	-	-	3,440
Equity Contracts	(129,586)	40,680	-	-	-	(88,906)
Credit Contracts	-	-		41,520	-	41,520
Total	$(128,527)	$44,850	$3,440	$(24,196)	$118,184	$13,751

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ Joseph Neuberger
                                           Joseph Neuberger, President

Date January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joseph Neuberger
                                             Joseph Neuberger, President

Date January 22, 2013

By (Signature and Title)* /s/ John Buckel
John Buckel, Treasurer

Date January 22, 2013

* Print the name and title of each signing officer under his or her signature.